Loans (Tables)	12 Months Ended
Dec. 31, 2023
Loans [Abstract]
Schedule of Short-Term Loans Consisted	Short-term loans consisted of the following:
		As of December 31,
	Financial Institutions	2023	2022
1	Rural Commercial Bank of Shandong	$704,235	$2,754,301
2	Postal Savings Bank of China	704,235	724,816
3	Industrial and Commercial Bank of China	633,812	652,335
4	Shandong Heavy Industry Group Finance Co., Ltd. (“Shandong Heavy Industry Finance”)(3)	-	1,159,706
5	Bank of Beijing	845,082	434,890
6	Zheshang Bank	-	289,927
7	Bank of Rizhao	690,151	-
8	Industrial Bank	760,574	-
9	Agricultural Bank of China	1,352,132	-
	Add: Current portion of long-term loans	36,620	-
	Total	$5,726,841	$6,015,975

Schedule of Future Maturities of Long-Term Loan	The future maturities of the long-term loan as of December 31, 2023 were as follows:
For the Years ended December 31,	Future Repayment
2024	$36,620
2025	36,620
2026	3,301,455
Subtotal	3,374,695
Less: Current portion	36,620
Long-term loans – non-current portion	$3,338,075